COMMITMENTS AND CONTINGENT LIABILITIES - Book Value of Assets with Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2022
Other Commitments [Line Items]
Total book value	$ 0	$ 573
Vessels under finance lease, net
Other Commitments [Line Items]
Total book value	$ 0	$ 573